Significant Accounting Policies (Details) - USD ($)			6 Months Ended		12 Months Ended
	May 31, 2023	Nov. 19, 2021	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Significant Accounting Policies
Cash			$ 122,459	$ 954,598	$ 292,717
Amount withdrawn from trust account to pay tax obligations			582,139		414,809
Accretion amount		$ 20,121,064
Transaction costs			8,553,410		8,553,410
Underwriting discount			2,875,000		2,875,000
Deferred underwriting fee payable			5,031,250	5,031,250	5,031,250
Other offering costs			647,160		647,160
Offering costs expensed			378,462	378,462
Unrecognized tax benefits					0
Accrued for interest and penalties					0
Cash equivalents			0		0
Cash				954,598	292,717
Federal depository insurance coverage			250,000		250,000
Cash and securities held in Trust Account			44,766,782	$ 145,913,226	147,639,566
U.S. Treasury Bills
Significant Accounting Policies
Cash and securities held in Trust Account			44,766,269		147,639,102
U.S. Money Market
Significant Accounting Policies
Cash and securities held in Trust Account			513		464
Forward Purchase Agreement
Significant Accounting Policies
Derivative liability					0
Forward Purchase Agreement | Maximum [Member] | Put option
Significant Accounting Policies
Repurchase of stock	4,200,000
Fair value of put option estimated value	$ 2,016,000		1,890,000
Derivative liability	$ 2,016,000
Initial Public Offering
Significant Accounting Policies
Offering costs charged to temporary equity			$ 8,174,948		$ 8,174,948